Debt - Schedule of Future Minimum Payments of Debt (Details) (Southwestern Montana Financial Center, Inc.) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2019	$ 963,450	$ 1,010,570
Long-term debt total	$ 9,160,714	$ 9,281,525	$ 1,711,681
Southwestern Montana Financial Center, Inc. [Member]
2019			35,200
2020			18,609
2021			4,597
Long-term debt total			$ 58,406	$ 96,706